Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	May 17, 2013	Jul. 26, 2013 Subsequent Event [Member]	Apr. 29, 2013 Subsequent Event [Member]	Jan. 24, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]		Jun. 30, 2013 Subsequent Event [Member] Seadrill Operating LP [Member]	Jun. 30, 2013 Subsequent Event [Member] Seadrill Capricorn Holding LLC [Member]
Subsequent Event [Line Items]
Distribution per unit (in dollars per unit)	$ 0 [1]		$ 0.4175	$ 0.3875	$ 0.2906				$ 0.29	[2]
Pro-rata distribution basis per unit (in dollars per unit)						$ 1.55	$ 0.3875	$ 1.67
Declaration date			Jul. 26, 2013	Apr. 29, 2013	Jan. 24, 2013
Payment date					Feb. 14, 2013
Record date					Feb. 04, 2013
Net capital contribution											$ 20.0	$ 20.5
Percentage ownership interest acquired (in hundredths)		100.00%
Total purchase consideration		$ 210

[1]	Refers to the cash distribution declared and paid during the period.
[2]	Refers to the cash distribution declared since IPO and paid subsequent to the period end.